Note 5 - Borrowing Facility (Detail)	1 Months Ended	0 Months Ended	12 Months Ended									12 Months Ended
	Feb. 29, 2012 CAD	Jun. 16, 2011 CAD	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)	Dec. 21, 2012	Dec. 31, 2011 USD ($)	Dec. 21, 2011 USD ($)	Dec. 21, 2011 CAD	Dec. 31, 2012 Black-Scholes Aggregate Value [Member] CAD	Dec. 31, 2011 Black-Scholes Aggregate Value [Member] CAD	Dec. 31, 2012 Silicon Valley Bank [Member]	Dec. 31, 2012 Silicon Valley Bank [Member]	Dec. 31, 2011 Silicon Valley Bank [Member]	Dec. 31, 2012 General And Administrative Expenses [Member] CAD	Dec. 31, 2011 General And Administrative Expenses [Member] CAD
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars and Dollars)				3,051,000	$ 3,000,000		$ 3,000,000	$ 3,000,000	3,051,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Issuance Of Common Share Purchase Warrants (in Shares)						54,545
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	924,302		3.00	3.25		1.65
Warrants and Rights Outstanding (in Dollars)	850,358	742,809	3,994,449	205,044						35,004	35,004
Fair Value Assumptions, Risk Free Interest Rate	1.44%	2.19%	1.24%	1.51%								1.48%
Fair Value Assumptions, Expected Volatility Rate	40.00%	40.00%	40.00%	40.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%									0.00%	0.00%
Fair Value Assumptions, Expected Term	5 years	5 years	7 years	6 years 357 days
Stock Issued During Period, Shares, Other (in Shares)			54,545
Loan Processing Fee (in Dollars)															70,095
(in Dollars)			850,358	742,809												35,004